Amortization of intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Disclosure of amortization of intangible assets

	2025	2024	2023

Amortization of brands	(3,693)	(3,452)	(3,553)
Amortization of contractual rights	(15,716)	(12,648)	(3,123)
Amortization of non-compete agreements	(1,801)	(1,234)	—
Amortization of non-contractual customer relationships	(13,886)	(9,091)	(12,970)
Amortization of placement agents’ fees	(2,696)	(2,782)	(1,931)
Amortization of software and other	(1,915)	(1,520)	(793)
Amortization of intangible assets (refer to note 14)	(39,707)	(30,727)	(22,370)